Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets - Parent Company [Member] - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	¥ 3,315,160	¥ 7,192,877	¥ 319,807,618
Investments in subsidiaries	392,559,403	392,559,403
Other assets	296,210,723	316,693,899
Total assets	692,085,286	716,446,179
Liabilities and shareholders’ equity
Accrued employee benefits	97,555	418,572
Other operating liabilities	10,508,460	10,988,499
Total liabilities	10,606,015	11,407,071
Ordinary shares (3,800,000,000 shares authorized; 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2019 and December 31, 2020)	916,743	916,743
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(7,277,923)	(4,430,177)
Accumulated other comprehensive income: Foreign currency translation adjustment	(17,581,994)	3,130,097
Total shareholders’ equity	681,479,271	705,039,108
Total liabilities and shareholders’ equity	¥ 692,085,286	¥ 716,446,179